Fair Value Measurements and Financial Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) lease projects equityaccountedjointventures loan	Jan. 01, 2020 projects
Fair Value Disclosures [Abstract]
Number of direct financing and sales-type leases | lease	3
Number of loans to equity-accounted joint ventures | loan	3
Number of equity-accounted joint ventures | equityaccountedjointventures	5
Number of LNG project counterparties	2
Number of LNG projects		2
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease) | $	$ 15,122